Leases (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 5,594	R$ 5,375
Interest disconted to present value	(1,443)	(1,069)
Carrying amount	4,151	4,306
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total		1,160
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	1,103	996
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	897	762
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	697	543
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	493	355
Later than five years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Total	403	280
Later than seven years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Total	R$ 2,001	R$ 1,279